Note 4 - Segment and Revenue Information - Contribution by Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 206,482	$ 170,621	$ 128,892
Total revenue		334,855	172,276	128,892
Cost of revenue	[1]	(73,991)	(20,009)	(3,969)
Marketing and distribution expenses		(73,150)	(31,381)	(30,971)
Credit loss expense (1)	[2]	(54,879)	150	(1,837)
Direct expenses		(202,019)	(51,240)	(36,777)
Contribution by segment		132,835	121,036	92,115
Other revenue		128,373	1,655
Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		154,968	138,444	109,239
Total revenue		154,968	138,444	109,239
Cost of revenue		(2,642)	(3,637)	(1,303)
Marketing and distribution expenses		(64,685)	(31,336)	(30,971)
Credit loss expense (1)	[2]	(577)	678	(1,837)
Direct expenses		(67,904)	(34,295)	(34,111)
Contribution by segment		87,064	104,149	75,128
Other revenue
Fintech [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Total revenue		128,373	1,655
Cost of revenue		(29,759)	(428)
Marketing and distribution expenses		(8,464)	(45)
Credit loss expense (1)	[2]	(54,302)	(528)
Direct expenses		(92,525)	(1,001)
Contribution by segment		35,848	654
Other revenue		128,373	1,655
Retail [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		29,802	9,287
Total revenue		29,802	9,287
Cost of revenue		(29,836)	(9,096)
Marketing and distribution expenses
Credit loss expense (1)	[2]
Direct expenses		(29,836)	(9,096)
Contribution by segment		(34)	191
Other revenue
All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		21,712	22,890	19,653
Total revenue		21,712	22,890	19,653
Cost of revenue		(11,754)	(6,848)	(2,666)
Marketing and distribution expenses
Credit loss expense (1)	[2]
Direct expenses		(11,754)	(6,848)	(2,666)
Contribution by segment		9,958	16,042	16,987
Other revenue

[1]	Certain expenses in the comparative periods have been reclassified as Cost of revenue. See Note 7 for more details.
[2]	For the Browser and News segment, Credit loss expense in the segment reporting is consistent with Other credit loss expense in the Statement of Operations, while for the Fintech segment, Credit loss expense is consistent with Other changes in fair value of loans to customers in the Statement of Operations.